Total
T. Rowe Price High Yield Fund, Inc.
High Yield Fund
Investment Objective(s)
The fund seeks high current income and, secondarily, capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price High Yield Fund, Inc. - USD ($)	Investor Class		I Class	Advisor Class	Z Class
Maximum account fee	$ 20	[1]	none	none	none
[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price High Yield Fund, Inc.	Investor Class		I Class	Advisor Class		Z Class
Management fees	0.59%		0.59%	0.59%		0.59%
Distribution and service (12b-1) fees	none		none	0.25%	[1]	none
Other expenses	0.20%		0.03%	0.21%		0.01%
Total annual fund operating expenses	0.79%		0.62%	1.05%		0.60%
Fee waiver/expense reimbursement	(0.09%)	[2]	none	none		(0.60%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.70%	[2]	0.62%	1.05%		none	[3]
[1]	Restated to show maximum 12b-1 fee rate of 0.25%. Actual rate for the prior fiscal year was 0.23%.
[2]

T. Rowe Price Associates, Inc., has contractually agreed (through September 30, 2025) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.70%. The agreement may only be terminated at any time after September 30, 2025, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 0.70%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).

[3]

T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - T. Rowe Price High Yield Fund, Inc. - USD ($)	Investor Class	I Class	Advisor Class	Z Class
1 Year	$ 72	$ 63	$ 107	none
3 Years	242	199	334	none
5 Years	428	346	579	none
10 Years	$ 968	$ 774	$ 1,283	none

Portfolio Turnover

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 37.9% of the average value of its portfolio.

Principal Investment Strategies

The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in a widely diversified portfolio of high yield corporate bonds, often called “junk” bonds, as well as income-producing convertible securities and preferred stocks that are rated below investment grade or not rated by any credit rating agency but deemed by the adviser to be below investment grade. If a holding is split rated (i.e., rated investment grade by at least one credit rating agency and below investment grade by another credit rating agency), the lower rating will be used for purposes of the fund’s 80% investment policy.

High yield bonds are rated below investment grade (BB and lower, or an equivalent rating), and tend to provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

The fund may invest up to 15% of its total assets in bank loans. While high yield corporate bonds are typically issued with a fixed interest rate, bank loans have floating interest rates that reset periodically (typically quarterly or monthly). Bank loans represent amounts borrowed by companies or other entities from banks and other lenders. In many cases, the borrowing companies have significantly more debt than equity and the loans have been issued in connection with recapitalizations, acquisitions, leveraged buyouts, or refinancings. The loans held by the fund may be senior or subordinate obligations of the borrower.

The fund may purchase securities of any maturity and its weighted average maturity will vary with market conditions. In selecting investments, the fund relies extensively on the adviser’s credit research analysts. The fund focuses primarily on the higher-quality range (BB and B, or an equivalent rating) of the high yield market.

While most assets are typically invested in U.S. dollar-denominated bonds, the fund may also invest in bonds of foreign issuers (including securities of issuers in emerging markets). The fund may invest up to 20% of its total assets in non-U.S. dollar-denominated securities and may invest without limitation in U.S. dollar-denominated bonds of foreign issuers.

Principal Risks
Risk Table - T. Rowe Price High Yield Fund, Inc.	Risk [Text Block]
Risk Lose Money [Member]	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Credit quality

Credit quality: An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative.

Junk investing

Junk investing: Investments in bonds that are rated below investment grade, commonly referred to as junk bonds, and loans that are rated below investment grade, expose the fund to greater volatility and credit risk than investments in securities that are rated investment grade. As a result, bonds and loans rated below investment grade carry a higher risk of default and should be considered speculative.

Fixed income markets

Fixed income markets: Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Market conditions

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including economic, political, or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Bank loans

Bank loans: Investments in bank loans expose the fund to additional risks beyond those normally associated with more traditional debt instruments. The fund’s ability to receive payments in connection with a loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions involving bank loans may have significantly longer settlement periods than more traditional investments (settlement can take longer than 7 days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that the fund may not receive its proceeds in a timely manner or that the fund may incur losses in order to pay redemption proceeds to its shareholders. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

Covenant lite loans

Covenant lite loans: Because covenant lite loans contain few or no financial maintenance covenants, they may not include terms that permit the lender of the loan to monitor the borrower’s financial performance and, if certain criteria are breached, declare a default, which would allow the lender to restructure the loan or take other action intended to help mitigate losses. As a result, the fund could experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans or securities with financial maintenance covenants, which may result in losses, especially during a downturn in the credit cycle.

Interest rates

Interest rates: A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. The prices and yields of inflation-linked bonds are directly impacted by the rate of inflation as well as changes in interest rates. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments are likely to affect the interest rates or yields of the securities in which the fund invests.

Callable bonds

Callable bonds: While a rise in interest rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be “called,” or redeemed before maturity, and that the proceeds may need to be reinvested in lower-yielding securities.

Foreign investing

Foreign investing: Investments in the securities of non-U.S. issuers may be adversely affected by local, political, social, and economic conditions overseas; greater volatility; reduced liquidity;

or decreases in foreign currency values relative to the U.S. dollar. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Liquidity

Liquidity: The fund may not be able to meet requests to redeem shares issued by the fund without significant dilution of the remaining shareholders’ interests in the fund. In addition, the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Markets with lower overall liquidity could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Convertible securities and preferred stocks

Convertible securities and preferred stocks: Convertible securities and preferred stocks carry credit and interest rate risk, along with other risks associated with both equity and fixed income securities, and convertible securities may be called back by the issuer prior to maturity at a price that is disadvantageous to the fund.

Active management

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Calendar Year Returns

The fund’s return for the six months ended 6/30/24 was 2.07%.

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	10.07%	Worst Quarter	3/31/20	-13.48%

Average Annual Total Returns Periods ended December 31, 2023

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the table may also include one or more indexes that more closely aligns to the fund’s investment strategy (Strategy Benchmark(s)).

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Average Annual Total Returns - T. Rowe Price High Yield Fund, Inc.		Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
Investor Class			13.65%	5.03%	4.13%			Dec. 31, 1984
Investor Class | After Taxes on Distributions			10.68%	2.63%	1.61%
Investor Class | After Taxes on Distributions and Sales			7.97%	2.83%	2.01%
I Class			13.74%	5.14%		4.77%		Aug. 28, 2015
Advisor Class			13.33%	4.72%	3.85%			Mar. 31, 2000
Z Class			14.44%			7.44%		Mar. 16, 2020
Bloomberg U.S. Aggregate Bond Index	[1]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index	[2]					1.40%
Bloomberg U.S. Aggregate Bond Index			5.53%	1.10%	1.81%	(1.59%)	[3]
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Indexa	[4]	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Indexa
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Indexa	[2]					5.22%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Indexa			13.44%	5.35%	4.59%	6.81%	[3]
Credit Suisse High Yield Index		Credit Suisse High Yield Index
Credit Suisse High Yield Index	[2]					5.10%
Credit Suisse High Yield Index			13.55%	5.20%	4.45%	7.08%	[3]
Lipper Global High Yield Funds Average		Lipper Global High Yield Funds Average
Lipper Global High Yield Funds Average	[5]					4.00%
Lipper Global High Yield Funds Average			11.57%	4.08%	3.47%	6.83%	[6]
[1]	Due to new SEC Rules on shareholder reporting, the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
[2]	Return since 8/28/15.
[3]	Return since 3/16/20.
[4]	Effective May 31, 2024, the fund changed its primary benchmark from the Credit Suisse High Yield Index to the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index. The new benchmark better represents the fund’s investment strategy.
[5]	Return since 8/31/15.
[6]	Return since 3/31/20.

Updated performance information is available through troweprice.com.